Summary of Significant Accounting Policies - Contract liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contract liabilities
Beginning balance	$ 47,507	$ 35,367	$ 35,367	$ 33,810	$ 27,606
Ending balance	38,343	37,975	47,507	35,367	33,810
Change	$ (9,164)	$ 2,608	$ 12,140	$ 1,557	$ 6,204